Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Shares outstanding	176,544,091	176,753,270	176,750,599
Treasury shares	2,819,569	1,837,984	1,178,323